Submission	Nov. 06, 2026
Submission [Line Items]
Central Index Key	0001023313
Registrant Name	FORRESTER RESEARCH, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES